Investments	12 Months Ended
Dec. 31, 2016
Investments
3.	Investments

The amortized cost, gross unrealized gains and losses and fair value for fixed maturities as of December 31, 2016 and 2015 were as follows:

December 31, 2016 — Successor ($ in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Embedded Derivatives(1)	Fair Value
Fixed maturities
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies, available for sale	$508,635	$7,681	$(14,979)	$—	$501,337
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies, at fair value option	15,348	—	—	(733)	14,615
Obligations of U.S. States and Political Subdivisions	702,415	15,936	(8,614)	—	709,737
Foreign government	31,009	303	(3,257)	—	28,055
All other corporate securities	5,963,354	74,854	(151,382)	—	5,886,826
ABS	512,486	5,370	(10,093)	—	507,763
CMBS	385,757	1,283	(5,778)	—	381,262
RMBS	180,492	5,556	(2,903)	—	183,145

Total fixed maturities	$8,299,496	$110,983	$(197,006)	$(733)	$8,212,740
Equity securities	5,100	—	—	—	5,100

Total fixed maturities and equity securities investments	$8,304,596	$110,983	$(197,006)	$(733)	$8,217,840

December 31, 2015 — Successor ($ in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Embedded Derivatives(1)	Fair Value
Fixed maturities
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$163,096	$5,563	$(81)	$—	$168,578
Obligations of U.S. States and Political Subdivisions	712,948	14,827	(7,018)	—	720,757
Foreign government	72,042	202	(10,601)	—	61,643
All other corporate securities	6,060,561	31,263	(353,149)	—	5,738,675
ABS	542,503	2,517	(8,229)	—	536,791
CMBS	513,316	627	(7,244)	—	506,699
RMBS	209,728	4,600	(1,529)	—	212,799

Total fixed maturities	$8,274,194	$59,599	$(387,851)	$—	$7,945,942

(1)	Embedded derivatives within fixed maturity securities held at fair value option are reported with the host investment. The change in fair value of embedded derivatives are reported in Realized Investment Gains, net in the Consolidated Statement of Operations and Comprehensive Income (Loss).

Scheduled Maturities

The scheduled maturities for fixed maturities are as follows as of December 31, 2016:

($ in thousands)	Amortized Cost	Fair Value
Due in one year or less	$89,822	$90,008
Due after one year through five years	1,095,001	1,111,271
Due after five years through ten years	1,443,613	1,469,357
Due after ten years	4,176,392	4,056,041

Total before asset and mortgage-backed securities	$6,804,828	$6,726,677
Asset and mortgage-backed securities	1,494,668	1,486,063

Total fixed maturities	$8,299,496	$8,212,740

Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. Asset and mortgage-backed securities are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Commercial Mortgage Loans

The Company diversifies its commercial mortgage loan portfolio by geographical region to reduce concentration risk. The following table presents the Company’s commercial mortgage loan portfolio by geographical region as of December 31, 2016 and 2015:

($ in thousands)	December 31, 2016	December 31, 2015
Alabama	$1,287	$1,508
Arizona	20,389	34,911
California	255,023	336,310
Colorado	57,269	57,207
Connecticut	25,317	25,374
Florida	123,194	86,698
Georgia	65,414	67,213
Hawaii	6,099	7,134
Illinois	114,549	92,813
Iowa	1,033	1,266
Kansas	9,200	9,200
Kentucky	7,154	7,696
Maine	3,686	3,905
Maryland	20,975	33,844
Massachusetts	77,772	90,897
Minnesota	132,395	148,346
Nevada	84,721	14,262
New Jersey	65,908	68,720
New York	66,502	94,985
North Carolina	55,851	58,078
Ohio	38,611	36,954
Oklahoma	—	10,803
Pennsylvania	31,929	41,975
South Carolina	1,948	2,532
Tennessee	3,238	5,278
Texas	133,020	107,279
Utah	42,641	44,366
Virginia	1,676	2,353
Washington	3,681	11,550
Wisconsin	4,674	5,675
General allowance for loan loss	—	—

Total commercial mortgage loans	$1,455,156	$1,509,132

Credit Quality of Commercial Mortgage Loans

The credit quality of commercial mortgage loans held-for-investment were as follows at December 31, 2016 and 2015:

	Recorded Investment
	Debt Service Coverage Ratios
December 31, 2016 ($ in thousands)	> 1.20x	1.00x - 1.20x	< 1.00x	Total	% of Total	Estimated Fair Value	% of Total
Loan-to-value ratios:
Less than 65%	$785,149	$36,743	$11,354	$833,246	57.3%	$848,702	57.9%
65% to 75%	581,188	25,317	—	606,505	41.7	601,587	41.1
76% to 80%	10,493	—	—	10,493	0.7	10,494	0.7
Greater than 80%	4,912	—	—	4,912	0.3	4,330	0.3

Total	$1,381,742	$62,060	$11,354	$1,455,156	100.0%	$1,465,113	100.0%

	Recorded Investment
	Debt Service Coverage Ratios
December 31, 2015 ($ in thousands)	> 1.20x	1.00x - 1.20x	< 1.00x	Total	% of Total	Estimated Fair Value	% of Total
Loan-to-value ratios:
Less than 65%	$869,470	$85,869	$19,862	$975,201	64.6%	$1,000,948	65.1%
65% to 75%	508,557	25,374	—	533,931	35.4	535,690	34.9
76% to 80%	—	—	—	—	0.0	—	0.0
Greater than 80%	—	—	—	—	0.0	—	0.0

Total	$1,378,027	$111,243	$19,862	$1,509,132	100.0%	$1,536,638	100.0%

As of December 31, 2016 and 2015, the Company had no allowance for credit losses for commercial mortgage loans. As of December 31, 2016, $1,450.3 million of commercial mortgage and other loans were in current status and one commercial mortgage loan with book value of $4.9 million was between 90-179 days past due. As of December 31, 2015, $1,509.1 million of commercial mortgage loans were in current status with no commercial mortgage or other loans classified as past due. The Company defines current in its aging of past due commercial mortgage and other loans as less than 30 days past due.

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. During 2016 and 2015, the Company did not record any impairments related to commercial mortgage loans. For 2016, the fair value of the collateral less costs to sell the past due loan, described above, exceeded book value.

The Company’s commercial mortgages may occasionally be involved in a troubled debt restructuring. As of December 31, 2016 and 2015, the Company had no commitments to fund to borrowers that have been involved in a troubled debt restructuring. As of December 31, 2016 and 2015, the Company had no new troubled debt restructurings related to commercial mortgages and no payment defaults on commercial mortgages other than as described above.

Other Invested Assets

The following table sets forth the composition of “Other invested assets” as of December 31, 2016 and 2015:

Amortized Cost

($ in thousands)	December 31, 2016	December 31, 2015
Low income housing tax credit properties	$457	$677
Derivatives	18,949	17,735

	$19,406	$18,412

Net Investment Income

Net investment income for Successor Periods for the years ended December 31, 2016 and 2015 and the period from April 1, 2014 through December 31, 2014 and the Predecessor Period from January 1, 2014 through March 31, 2014 were as follows:

	Successor			Predecessor
($ in thousands)	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period from April 1, 2014 through December 31, 2014	For the Period from January 1, 2014 through March 31, 2014
Fixed maturities	$330,707	$334,931	$231,972	$2,461
Commercial mortgage loans	69,360	63,028	49,417	—
Cash, cash equivalents and short-term investments	1,007	511	4,786	16
Other investment income	8,845	9,543	7,353	—

Gross investment income	$409,919	$408,013	$293,528	$2,477
Investment expenses	12,836	9,082	4,957	127

Net investment income	$397,083	$398,931	$288,571	$2,350

Realized Investment Gains and Losses

Realized investment gains and losses for Successor Periods for the years ended December 31, 2016 and 2015 and the period from April 1, 2014 through December 31, 2014 and the Predecessor Period from January 1, 2014 through March 31, 2014 were as follows:

	Successor			Predecessor
($ in thousands)	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period from April 1, 2014 through December 31, 2014	For the Period from January 1, 2014 through March 31, 2014
Realized investment gains, net
Fixed maturities, available for sale	$66,560	$120,421	$25,795	$285
Fixed maturities, at fair value option(1)	(733)	—	—	—
Commercial mortgage loans	4,037	2,325	2,880	—
Derivatives	3,856	(9,208)	17,417	—

Net realized gains	$73,720	$113,538	$46,092	$285

(1)	Relates to embedded derivatives within fixed maturity securities that are held at fair value option.

There were no other-than-temporary impairment losses recorded in the Successor Periods for the years ended December 31, 2016 and 2015 and for the period from April 1, 2014 through December 31, 2014.

There were no other-than-temporary impairment losses recorded in the Predecessor Period from January 1, 2014 through March 31, 2014. No other-than-temporary impairment losses were included in accumulated other comprehensive income as of December 31, 2016 or 2015.

Proceeds from sales of fixed maturities and gross realized investment gains and losses for Successor Periods for the years ended December 31, 2016 and 2015 and for the period from April 1, 2014 through December 31, 2014 and the Predecessor Period for the period from January 1, 2014 through March 31, 2014 were as follows:

	Successor			Predecessor
($ in thousands)	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period from April 1, 2014 through December 31, 2014	For the Period from January 1, 2014 through March 31, 2014
Fixed maturities, available-for-sale
Proceeds from sales	$3,027,998	$3,864,356	$1,427,135	$5,277
Gross investment gains from sales	109,282	142,534	27,224	317
Gross investment losses from sales	(35,136)	(16,348)	(2,755)	(32)

Proceeds from sales excludes non-taxable exchanges of $11.1 million, $72.4 million and $3.0 million for the years ended December 31, 2016 and 2015 and for the period from April 1, 2014 through December 31, 2014, respectively.

Unrealized Investment Gains and Losses — Successor

The following table summarizes the gross unrealized losses and fair value of fixed maturities by the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2016 and 2015:

Fixed Maturities Available for Sale in a Loss Position

	Less than 12 months		Greater than 12 months
December 31, 2016 ($ in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$276,025	$(14,951)	$1,059	$(28)	$277,084	$(14,979)
Obligations of U.S. States and Political Subdivisions	206,090	(8,314)	5,274	(300)	211,364	(8,614)
Foreign government	769	(34)	14,632	(3,223)	15,401	(3,257)
All other corporate securities	2,385,689	(94,085)	512,710	(57,297)	2,898,399	(151,382)
ABS	204,555	(8,456)	39,450	(1,637)	244,005	(10,093)
CMBS	228,303	(5,231)	43,903	(547)	272,206	(5,778)
RMBS	61,058	(1,659)	40,454	(1,244)	101,512	(2,903)

Total fixed maturities	$3,362,489	$(132,730)	$657,482	$(64,276)	$4,019,971	$(197,006)

	Less than 12 months		Greater than 12 months
December 31, 2015 ($ in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$18,639	$(77)	$98	$(4)	$18,737	$(81)
Obligations of U.S. States and Political Subdivisions	207,889	(6,983)	4,030	(35)	211,919	(7,018)
Foreign government	41,507	(8,665)	5,965	(1,936)	47,472	(10,601)
All other corporate securities	3,523,371	(293,131)	209,474	(60,018)	3,732,845	(353,149)
ABS	397,884	(7,031)	15,040	(1,198)	412,924	(8,229)
CMBS	437,244	(7,164)	8,419	(80)	445,663	(7,244)
RMBS	65,470	(776)	29,659	(753)	95,129	(1,529)

Total fixed maturities	$4,692,004	$(323,827)	$272,685	$(64,024)	$4,964,689	$(387,851)

Portfolio Monitoring

The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed maturity security whose carrying value may be other-than-temporarily impaired.

For each fixed maturity security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.

If the Company has not made the decision to sell the fixed maturity security and it is not more likely than not the Company will be required to sell the fixed maturity security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed maturity security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of other-than-temporary impairment for these fixed maturity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

Net Unrealized Investment Gains and Losses in AOCI

($ in thousands) Predecessor	Net Unrealized Gain (Losses) on Investments	VOBA	Future Policy Benefits and Policyholders’ Account Balances	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2013	$5,954	$—	$—	$(2,084)	$3,870
Net investment gains and losses on investments arising during the period	2,364	—	—	(828)	1,536
Reclassification adjustment for gains and losses included in net income	285	—	—	(100)	185

Balance, March 31, 2014	$8,033	$—	$—	$(2,812)	$5,221

Successor
Balance, April 1, 2014	$—	$—	$—	$—	$—
Net investment gains and losses on investments arising during the period	159,261	—	—	(55,675)	103,586
Reclassification adjustment for gains and losses included in net income	—	—	—	—	—
Impact of net unrealized investment gains and losses on VOBA	—	(20,287)	—	7,100	(13,187)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	(7,541)	2,640	(4,901)

Balance, December 31, 2014	$159,261	$(20,287)	$(7,541)	$(45,935)	$85,498
Net investment gains and losses on investments arising during the period	(408,019)	—	—	142,807	(265,212)
Reclassification adjustment for gains and losses included in net income	79,023	—	—	(27,658)	51,365
Impact of net unrealized investment gains and losses on VOBA	—	57,061	—	(19,971)	37,090
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	60,447	(21,157)	39,290

Balance, December 31, 2015	$(327,781)	$36,774	$52,906	$83,402	$(154,699)
Net investment gains and losses on investments arising during the period	160,311	—	—	(56,111)	104,200
Reclassification adjustment for gains and losses included in net income	(81,920)	—	—	28,672	(53,248)
Impact of net unrealized investment gains and losses on VOBA	—	(30,948)	—	10,832	(20,116)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	(28,924)	10,123	(18,801)

Balance, December 31, 2016	$(85,550)	$5,826	$23,982	$19,574	$(36,168)